SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northern Capital Management
Address:  8010 Excelsior Drive, Suite 300
	  Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title: Chairman & Chief Executive Officer
Phone: (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			January 5, 2009
    [Signature]			 [City, State]			          [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:	121

Form 13F Information Table Value Total:	130,568
			   (thousands)

FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------
Aes Corporation      Common          00130H105      234     28,385 SOLE                 28,385                 0
Airgas Inc           Common          009363102      984     25,230 SOLE                 24,805               425
Akamai Technologies  Common          00971T101    1,661    110,087 SOLE                107,812             2,275
Allergan, Inc        Common          018490102      338      8,375 SOLE                  8,375                 0
Amphenol Corp.       Class A         032095101      663     27,655 SOLE                 27,655                 0
Anchor BanCorp. WI   Common          032839102       31     11,145 SOLE                 11,145                 0
Apple Computer Inc   Common          037833100    1,950     22,845 SOLE                 22,485               360
Applied Materials    Common          038222105    1,189    117,330 SOLE                114,665             2,665
Arris Group Inc      Common          04269Q100    1,498    188,380 SOLE                183,380             5,000
Bank of America      Common          060505104      162     11,476 SOLE                 11,476                 0
Brookfield Asset Mgm CL A Ltd Vt SH  112585104      983     64,361 SOLE                 62,362             1,999
Cameco Corp          Common          13321l108    1,933    112,043 SOLE                109,943             2,100
Cardinal Health      Common          14149Y108    1,410     40,915 SOLE                 39,955               960
Caterpillar Inc      Common          149123101      248      5,550 SOLE                  5,550                 0
Cerner Corp          Common          156782104    1,762     45,830 SOLE                 44,690             1,140
Chesapeake Energy    Common          165167107      856     52,930 SOLE                 51,555             1,375
Chevron Corp         Common          166764100      203      2,747 SOLE                  2,747                 0
Cisco Systems Inc    Common          17275R102    3,848    236,045 SOLE                231,770             4,275
Citigroup Inc        Common          172967101      980    146,090 SOLE                142,365             3,725
Comcast Corp.        Class A         20030N101    2,110    125,017 SOLE                122,767             2,250
Conocophillips       Common          20825C104    1,549     29,906 SOLE                 29,331               575
Constellation Brands Class A         21036P108      790     50,070 SOLE                 49,845               225
D S T Systems        Common          233326107      961     25,310 SOLE                 24,685               625
Dell Inc             Common          24702R101      181     17,675 SOLE                 17,675                 0
Discovery Communicat Class A         25470F104      808     57,064 SOLE                 55,514             1,550
Dr Pepper Snapple    Common          26138e109    1,046     64,360 SOLE                 62,910             1,450
Du Pont E I De Nemou Common          263534109    1,104     43,650 SOLE                 42,670               980
Duff & Phelps Utils  Common          23325P104       74     12,000 SOLE                 12,000                 0
Dun & Bradstreet     Common          26483E100      906     11,735 SOLE                 11,635               100
Ebay Inc             Common          278642103      524     37,570 SOLE                 37,570                 0
El Paso Corp.        Common          28336L109    1,537    196,355 SOLE                191,665             4,690
Electronic Arts      Common          285512109    1,134     70,715 SOLE                 69,095             1,620
EMC Corporation      Common          268648102    2,454    234,337 SOLE                230,637             3,700
Exide Technologies   Common New      302051206      117     22,050 SOLE                 22,050                 0
Exxon Mobil          Common          30231G102      630      7,891 SOLE                  7,891                 0
FPL Group Inc        Common          302571104      341      6,775 SOLE                  6,100               675
Factset Research     Common          303075105      393      8,880 SOLE                  8,380               500
Forest Labs          Common          345838106      927     36,405 SOLE                 35,555               850
Genentech Inc.       Common          368710406    2,074     25,010 SOLE                 24,760               250
General Electric     Common          369604103    2,698    166,518 SOLE                162,668             3,850
Goldman Sachs Group  Common          38141G104      574      6,800 SOLE                  6,450               350
Google Inc.          Class A         38259P508    2,086      6,781 SOLE                  6,496               285
Hercules Offshore    Common          427093109      562    118,250 SOLE                115,235             3,015
Honeywell Intl       Common          438516106    1,965     59,840 SOLE                 58,240             1,600
Intel Corp.          Common          458140100    2,506    170,962 SOLE                167,587             3,375
Intl Game Tech.      Common          459902102    1,369    115,130 SOLE                114,110             1,020
Ishares Goldman Sach S&P NA Nat RES  464287374      365     14,425 SOLE                 14,375                50
Ishares Fund         Iboxx Inv CPBD  464287242      477      4,690 SOLE                  4,690                 0
Ishares Lehman Treas US Tips BD FD   464287176      844      8,505 SOLE                  8,505                 0
Ishares Fund         MSCI Brazil     464286400      427     12,210 SOLE                 11,885               325
Ishares Fund         MSCI Emerg Mkt  464287234    2,173     87,025 SOLE                 85,035             1,990
Ishares Fund         MSCI Emu Index  464286608      632     20,640 SOLE                 20,590                50
Ishares Index        MSCI Japan      464286848    1,789    186,760 SOLE                184,560             2,200
Ishares Index        MSCI Pac J Idx  464286665      549     20,840 SOLE                 19,940               900
Ishares Index        MSCI Utd KingD  464286699      719     58,685 SOLE                 57,785               900
Ishares Trust        Nasdq Bio Indx  464287556    1,152     16,220 SOLE                 16,220                 0
Ishares Index fund   Russell 1000 Va 464287598    1,368     27,620 SOLE                 26,735               885
Ishares Fund         Rusl 2000 Valu  464287630      342      6,965 SOLE                  6,890                75
Ishares Fund         Russell Mcp Gr  464287481    2,412     77,100 SOLE                 75,525             1,575
Ishares Midcap       Russell Mcp Vl  464287473    2,987    105,045 SOLE                102,840             2,205
Ishares Fund         S&P Gbl Hlthcr  464287325      943     20,835 SOLE                 20,735               100
Ishares Fund         S&P Natl Mun B  464288414      249      2,500 SOLE                  2,500                 0
Janus Capital Grp    Common          47102X105      137     17,010 SOLE                 15,235             1,775
Johnson & Johnson    Common          478160104    1,580     26,414 SOLE                 26,414                 0
JP Morgan Securities Common          46625H100      205      6,502 SOLE                  6,502                 0
KBW Regional Banking ETF             78464A698    1,319     45,225 SOLE                 43,920             1,305
Kinder Morgan Mgmt   SHS             49455U100    1,684     42,130 SOLE                 42,076                54
Kohls Corp           Common          500255104    1,697     46,885 SOLE                 45,810             1,075
Kraft Foods Inc      Class A         50075N104      361     13,450 SOLE                 13,450                 0
Marathon Oil Corp    Common          565849106      440     16,075 SOLE                 15,885               190
Mkt Vestors-Agribusi Agribus ETF     57060U605      294     10,565 SOLE                  9,940               625
Marshall & Ilsley    Common          571837103      286     20,993 SOLE                 20,993                 0
Massey Energy Co     Common          576206106      239     17,335 SOLE                 16,435               900
McDermott Intl       Common          580037109      219     22,150 SOLE                 20,175             1,975
Medtronic Inc        Common          585055106    2,584     82,227 SOLE                 80,757             1,470
Microsoft Corp.      Common          594918104    4,119    211,881 SOLE                208,231             3,650
Monster Worldwide    Common          611742107      802     66,345 SOLE                 64,570             1,775
NII Holdings Inc     Class B New     62913F201    1,552     85,390 SOLE                 83,340             2,050
Novartis             Sponsored ADR   66987V109    2,714     54,535 SOLE                 53,535             1,000
Novo Nordisk A/S     ADR             670100205      492      9,575 SOLE                  8,850               725
Nvidia Corp          Common          67066G104      126     15,580 SOLE                 13,505             2,075
NYSE Euronext        Common          629491101    1,559     56,955 SOLE                 55,555             1,400
Pepsico, Inc.        Common          713448108    2,057     37,548 SOLE                 36,778               770
Petroleo Brasileiro  Sponsored ADR   71654V408    1,572     64,200 SOLE                 62,650             1,550
Pfizer, Inc.         Common          717081103      737     41,598 SOLE                 39,173             2,425
Pinnacle Entertainme Common          723456109      151     19,725 SOLE                 19,725                 0
Plains Exploration   Common          726505100      231      9,950 SOLE                  9,950                 0
Powershares Cleantec Cleantech Port  73935X278      466     25,710 SOLE                 24,885               825
Powershares DB Crude ETF             25154K882      106     41,600 SOLE                 41,600                 0
Powershares Portfoli Insur Natl Mun  73936t474    1,415     66,800 SOLE                 66,800                 0
Powershares Portfoli Prvt Eqty Port  73935X195    1,199    167,200 SOLE                163,915             3,285
Powershares ETF Trus Water Resource  73935X575    1,813    125,972 SOLE                123,872             2,100
Precision Castparts  Common          740189105    2,518     42,341 SOLE                 41,711               630
Proshares Trust      Ultra Finl Pro  74347R743       69     11,425 SOLE                 11,425                 0
Proshares Trust      ULT 2000 Valu   74347R479      252     14,000 SOLE                 14,000                 0
Proshares Trust      ULT MDCP Grwth  74347R511      260     15,800 SOLE                 15,800                 0
Qualcomm Inc.        Common          747525103    2,381     66,465 SOLE                 65,965               500
Quest Diagonstics    Common          74834L100    1,765     33,995 SOLE                 33,895               100
Rockwell Automation  Common          773903109      218      6,760 SOLE                  6,760                 0
Safeway Stores       Common New      786514208    1,942     81,715 SOLE                 79,925             1,790
Sepracor Inc.        Common          817315104    1,135    103,400 SOLE                101,190             2,210
Shaw Group Inc       Common          820280105      279     13,640 SOLE                 12,015             1,625
Sirius Satellite Rad Common          82967N108        1     10,500 SOLE                 10,500                 0
Spdr Lehman Bond     Shrt Term Muni  78464A425      442     18,775 SOLE                 18,775                 0
Spdr & S&P Biotech   S&P Biotech     78464a870      825     15,380 SOLE                 14,660               720
Starbucks Corp       Common          855244109    1,202    127,025 SOLE                124,300             2,725
Stryker Corp         Common          863667101    1,885     47,180 SOLE                 46,315               865
Sysco Corp           Common          871829107    1,067     46,495 SOLE                 45,920               575
Target Corp          Common          87612E106    1,483     42,950 SOLE                 41,940             1,010
Terex Corp           Common          880779103      345     19,910 SOLE                 19,910                 0
Thermo Fisher Scient Common          883556102      359     10,550 SOLE                  9,825               725
Time Warner Inc      Common          88732J108      650     30,297 SOLE                 29,997               300
Tomotherapy Inc.     Common          890088107      385    161,830 SOLE                158,655             3,175
Transocean Inc       Common          H8817H100    1,176     24,883 SOLE                 24,398               485
Trinity Industries   Common          896522109      725     45,990 SOLE                 44,515             1,475
UnitedHealth Group   Common          91324P102    1,347     50,655 SOLE                 49,255             1,400
Visa Inc             Common CL A     92826C839    1,011     19,275 SOLE                 18,400               875
Walgreen Company     Common          931422109    2,242     90,868 SOLE                 88,918             1,950
Weatherford Intl     Common          G95089101      960     88,720 SOLE                 86,295             2,425
Western Digital      Common          958102105    1,113     97,245 SOLE                 94,660             2,585
Wyndham Worldwide    Common          98310W108      594     90,742 SOLE                 87,967             2,775

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